Related Party Transactions - Information About Remuneration retired Members of Supervisory Board (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) Meeting	Dec. 31, 2016 EUR (€) Meeting	Dec. 31, 2015 EUR (€) Meeting
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	€ 932,375	€ 935,875	€ 1,052,000
VAT liable on Supervisory Board remuneration	195,799	196,534	220,920
Total	1,128,174	1,132,409	1,272,920
Leo M. van Wijk (up to May 20, 2015) [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board			38,625
Irving W. Bailey, II (up to May 20, 2016) [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board		53,625	135,000
Shemaya Levy [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	40,375	95,250	101,000
Active [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	892,000	787,000	777,375
Active [member] | Robert J Routs [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	134,000	140,000	143,000
Active [member] | William L. Connelly [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	60,125
Active [member] | Robert W Dineen [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	104,000	115,000	121,000
Active [member] | Mark A. Ellman [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	70,125
Active [member] | Ben J. Noteboom (as of May 20, 2015) [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	101,500	109,000	69,250
Active [member] | Ben Van Der Veer [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	106,000	109,000	115,000
Active [member] | Dirk P M Verbeek [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	100,000	111,000	112,125
Active [member] | Corien M Wortmann Kool [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	100,750	90,000	96,000
Active [member] | Dona D Young [member]
Disclosure of key management personnel compensation [Line Items]
Remuneration of active and retired members of the supervisory board	115,500	€ 113,000	€ 121,000
Extra Board meetings [member]
Disclosure of key management personnel compensation [Line Items]
Attendance fee	€ 3,000
Regular Supervisory Board meetings [member]
Disclosure of key management personnel compensation [Line Items]
Number of board meeting | Meeting	7	8	7
Attendance fee	€ 0	€ 0	€ 0